As filed with the Securities and Exchange Commission on August 9, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6653

The Jensen Portfolio, Inc.
(Exact name of registrant as specified in charter)

2130 Pacwest Center, 1211 SW Fifth Avenue
Portland, OR 97204-3721
(Address of principal executive offices) (Zip code)

Gary Hibler
2130 Pacwest Center, 1211 SW Fifth Avenue
Portland, OR 97204-3721
(Name and address of agent for service)

(800) 221-4384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2004

Date of reporting period: May 31, 2004

EX.99.CERT

Item 1. Report to Stockholders.

Jensen Investment Management
Annual Report

the JENSEN
PORTFOLIO

Annual Report
May 31, 2004

THE JENSEN PORTFOLIO

LETTER FROM THE INVESTMENT ADVISER

Dear Fellow Investor;

The Portfolio’s 12th fiscal year ended on May 31, 2004. In retrospect, it was an ugly year for our industry due to a few renegade mutual fund operators who enriched themselves at the expense of their shareholders. The Attorney General of New York, Eliot Spitzer, led the initial investigation into these funds’ late trading and market timing practices. It resulted in a host of new regulations that were recently issued by the SEC. Both the House and Senate have passed new legislation affecting mutual funds, hence there is a possibility that more regulations will ensue. Unfortunately the new rubric will increase costs for every mutual fund and, ergo, reduce returns.

Jensen Investment Management is committed to following both the spirit and the letter of the new regulations, as we have of the existing ones. Indeed, if we felt that investors had a chance of making higher returns because of increased regulation, we’d be dancing in the street. Investors in mutual funds should be appalled —as most investment managers were — at the breach of fiduciary responsibility by the miscreants. In our opinion, however, the new and proposed regulations to "get after the devils" reveal a basic misunderstanding about mutual funds.

In a strict sense, any mutual fund is purely a holding company. They have no employees, and the investment strategy employed by a fund is the strategy devised for it by its investment manager.

Past market performance—and all too frequently, just last year’s performance—is the primary reason that many mutual funds are selected. Unfortunately, there is little else to excite or interest fund investors. And, professionals and amateur investors alike know the odds of repeating past market performance are coincidental (and astronomical).

Compare, if you will, the mutual fund industry to the computer industry. America’s first mutual fund, Massachusetts Investors Trust, was introduced in 1924. Vannevar Bush built the first analog computer, called a differential analyzer, in 1930. Both enjoy extremely widespread use today: 49 million Americans own some 8,000 different mutual funds. There are untold millions of laptops and desktops in offices and homes across the land.

The computer industry has expended billions of dollars in technological research that has resulted in awesome processing speeds, flat screens, color printers, cell phones, global positioning devices, and much more, all at ever lower prices. (Our first single-function laser printer cost over $6,000. Dell’s recent catalog offers a Multifunction Laser Printer for $399.)

Perhaps no-load or sector funds may be considered worthwhile innovations, but certainly they do not qualify as anything that remotely revolutionized the industry. Actually, Philip Fisher’s approach to security analysis beginning in 1924, Graham and Dodd’s classic work on the subject in 1934, and Warren Buffett’s annual reports are more fundamentally significant for the mutual fund industry than anything else. Put another way, past market performance has nothing to do with future market performance. However, digging into a business and its industry can result in information enabling managers to judge prospective investment risk and reward.

The bottom line is that there is only one reason to own a mutual fund: that is, to obtain professional investment management. The process of choosing a mutual fund should be precisely the same then as anyone else seeking investment counsel. To be sure, past market performance will be a part of the consideration, but more in the light of giving validity to the strategy than the raw market results. Frequently asked questions are: Did the prospective manager’s security selections meet the qualifications of the strategy? To what degree did the prospective investment manager follow that strategy in the past? If not, why not? What issues qualify for the strategy today? What changes in the strategy are being considered? How will a changing economic environment affect the strategy? What about costs? Who are the personnel that are responsible for executing the strategy? These, as well, are the questions that should be considered by investors considering mutual funds.

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THE JENSEN PORTFOLIO

As investment managers, we offer an explicit strategy that is available by owning shares in The Jensen Portfolio. As we practice the use of the strategy, (much as a surgeon doing the same operation over and over again) we strive to enhance it, just as we have in the past. We believe it is the companies in the Portfolio that will make the technological breakthroughs that will create the value for shareholders, while we continue our quest to own great businesses.

Our strategy revolves around owning successful companies. Our definition of success is single minded. Each company that we consider for investment must have reported a 15 percent return on equity (ROE) for each of the past ten years. The entire investment universe is consequently reduced to about 125 companies, and our business analysts follow each one of them. (Fortunately, success begets success. The list changes quite modestly year to year.)

A 15 percent return on equity generates cash flow that belongs to the company’s owners, its shareholders. We examine each company’s accounts to assure that the cash is being used for the benefit of its shareholders by buying back shares, increasing dividends, training employees and acquiring other businesses that complete their product line. Strong cash flow also abets a sound balance sheet, which helps firms withstand the vagaries of the economic cycle.

Mutual funds are not a rocket science. Instead, there is a fiduciary responsibility to perform diligently on behalf of shareholders. Jensen Investment Management is committed to that principle.

PERFORMANCE AND CHANGES IN PORTFOLIO HOLDINGS

The Jensen Portfolio — Class J Shares advanced 15.28% for the fiscal year ended May 31, 2004. Please see page 3 of this report for complete standardized performance information. As discussed in our semi-annual report, during the year we added Patterson Companies (previously named Patterson Dental Supply), McGraw-Hill, and Pepsi Cola to the Portfolio while eliminating Freddie Mac and Jones Apparel. In addition, during the year we sold two companies that were received as the result of spin offs from Portfolio holdings, Medco Health Services (spun off by Merck) and Hospira (spun off by Abbott Laboratories), since these companies did not meet our investment criteria. We appreciate your continued support.

Cordially,

Val Jensen, Chairman
The Jensen Portfolio

The above discussion and analysis of the Fund reflect the opinions of Val Jensen as of May 2004 and are subject to change, and any forecasts made cannot be guaranteed.

Fund holdings and sector weightings are subject to change and are not recommendations to buy or sell any security. For more complete information regarding performance and holdings, please refer to the financial and portfolio headings of this report.

The Fund is non-diversified, meaning it concentrates its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

For use only when preceded or accompanied by a current prospectus for the Fund.

The Jensen Portfolio is distributed by Quasar Distributors, LLC (07/04).

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THE JENSEN PORTFOLIO

THE S&P 500 STOCK INDEX IS AN UNMANAGED BUT COMMONLY USED MEASURE OF COMMON STOCK TOTAL RETURN PERFORMANCE. THIS CHART ASSUMES AN INITIAL GROSS INVESTMENT OF $10,000 MADE ON 5/31/94 FOR CLASS J, THE ORIGINAL SHARE CLASS OF THE FUND. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR’S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE SHOWN. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-992-4144 OR BY VISITING WWW.JENSENINVESTMENT.COM.

THE JENSEN PORTFOLIO

THE S&P 500 STOCK INDEX IS AN UNMANAGED BUT COMMONLY USED MEASURE OF COMMON STOCK TOTAL RETURN PERFORMANCE. THIS CHART ASSUMES AN INITIAL GROSS INVESTMENT OF $10,000 MADE ON 7/30/03, THE INCEPTION DATE FOR CLASS R SHARES. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR’S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE SHOWN. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-992-4144 OR BY VISITING WWW.JENSENINVESTMENT.COM.

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THE JENSEN PORTFOLIO

THE S&P 500 STOCK INDEX IS AN UNMANAGED BUT COMMONLY USED MEASURE OF COMMON STOCK TOTAL RETURN PERFORMANCE. THIS CHART ASSUMES AN INITIAL GROSS INVESTMENT OF $1,000,000 MADE ON 7/30/03, THE INCEPTION DATE FOR CLASS I SHARES. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR’S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE SHOWN. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-992-4144 OR BY VISITING WWW.JENSENINVESTMENT.COM.

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THE JENSEN PORTFOLIO

STATEMENT OF ASSETS & LIABILITIES
May 31, 2004

ASSETS:
Investments, at value (cost $2,022,229,719)	$2,277,373,657
Income receivable	2,547,394
Receivable for capital stock issued	8,926,611
Other assets	65,736
Total Assets	2,288,913,398
LIABILITIES:
Payable to Investment Adviser	871,780
Payable to Directors	96,350
Payable for securities purchased	10,878,712
Payable for capital stock redeemed	1,521,633
Other accrued expenses	896,406
Total Liabilities	14,264,881
NET ASSETS	$2,274,648,517
NET ASSETS CONSIST OF:
Capital stock	2,032,949,218
Unrealized appreciation on investments	255,143,938
Accumulated undistributed net investment income	2,097,831
Accumulated undistributed net realized loss	(15,542,470)
Total Net Assets	$2,274,648,517
NET ASSETS CONSIST OF:
Class J Shares:
Net assets	$2,046,287,854
Shares outstanding	85,916,337
Net Asset Value Per Share (2,000,000,000 shares authorized, $.001 par value)	$23.82
Class R Shares:
Net assets	799,221
Shares outstanding	33,634
Net Asset Value Per Share (1,000,000,000 shares authorized, $.001 par value)	$23.76
Class I Shares:
Net assets	227,561,442
Shares outstanding	9,553,625
Net Asset Value Per Share (1,000,000,000 shares authorized, $.001 par value)	$23.82

SEE NOTES TO FINANCIAL STATEMENTS.

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THE JENSEN PORTFOLIO

SCHEDULE OF INVESTMENTS
May 31, 2004

NUMBER OF SHARES		MARKET VALUE

	COMMON STOCK 98.76%

	Advertising Agencies 4.97%
1,417,000.	Omnicom Group Inc	$113,175,790

	Banks 3.82%
1,796,000	State Street Corporation	86,962,320

	Beverages 7.37%
1,655,000	The Coca-Cola Company	84,984,250
1,548,000	PepsiCo, Inc.	82,616,760
		167,601,010

	Computer Software Services 7.06%
1,953,000	Automatic Data
	Processing, Inc.	86,771,790
1,968,000	Paychex, Inc.	73,819,680
		160,591,470

	Drugs 7.75%
1,346,000	Merck & Co. Inc.	63,665,800
3,185,000	Pfizer Inc.	112,557,900
		176,223,700

	Electrical Equipment 9.62%
1,799,000	Emerson Electric Co.	107,400,300
3,578,000	General Electric Company	111,347,360
		218,747,660

	Financial Services 4.78%
4,279,000	MBNA Corporation	108,686,600

	Healthcare Products 3.97%
1,622,000	Johnson & Johnson	90,361,620

NUMBER OF SHARES		MARKET VALUE

	Household Products 11.12%
1,537,000	The Clorox Company	$80,477,320
1,349,000	Colgate-Palmolive Company	77,162,800
885,000	The Proctor & Gamble Company	95,420,700
		253,060,820

	Industrial Services 3.47%
3,225,000	Equifax Inc.	79,044,750

	Medical Supplies 17.28%
2,262,000	Abbott Laboratories	93,217,020
1,746,000	Medtronic, Inc.	83,633,400
1,090,000	Patterson Dental Company #	82,752,800
2,624,000	Stryker Corporation	133,430,400
		393,033,620

	Newspapers 4.27%
1,106,000	Gannett Co., Inc.	97,106,800

	Office Equipment 4.88%
1,312,000	3M Co.	110,942,720

	Precision Instruments 1.45%
654,000	Dionex Corporation #	32,935,440

	Publishing 3.47%
1,012,000	The McGraw-Hill Companies, Inc.	78,855,040

	Thrift Industry 3.48%
1,170,000	Fannie Mae	79,209,000
	Total Common Stock
	(Cost $1,991,394,422)	2,246,538,360

SEE NOTES TO FINANCIAL STATEMENTS.

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THE JENSEN PORTFOLIO

SCHEDULE OF INVESTMENTS
May 31, 2004 (Continued)

PRINCIPAL AMOUNT		MARKET VALUE
	SHORT-TERM INVESTMENTS 1.36%

	Commercial Paper 1.36%
$30,832,000	American Express,	$30,832,000
	0.95%, 6/1/04

	Variable Rate Notes* 0.00%
3,297	Wisconsin Corporate
	Central Credit Union,
	0.77%	3,297

	Total Short-Term
	Investments
	(Cost $30,835,297)	30,835,297
	Total Investments 100.12%
	(Cost $2,022,229,719)...	2,277,373,657
	Liabilities, Less Other
	Assets (0.12)%	(2,725,140)
	NET ASSETS 100.00% ...	$2,274,648,517

#	Non-income producing security.
*	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of May 31, 2004.

STATEMENT OF OPERATIONS
Year Ended May 31, 2004

INVESTMENT INCOME:
Dividend income	$ 28,884,062
Interest income	197,756
29,081,818

EXPENSES:
Investment advisory fees	9,170,022
12b-1 fees—Class J	4,307,923
Administration fees	708,816
Reports to shareholders	379,106
Custody fees	319,997
Transfer agent fees and expenses	318,663
Federal and state registration fees	218,786
Fund accounting fees	129,205
Directors’ fees and expenses	119,758
Professional fees	82,752
Shareholder servicing fees—Class I	81,118
Other	26,200
12b-1 fees—Class R	177
Total expenses	15,862,523

NET INVESTMENT INCOME	13,219,295
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
Net realized loss on investment
transactions	(14,332,976)
Change in unrealized appreciation on
investments	253,944,024
Net gain on investments	239,611,048

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$252,830,343

SEE NOTES TO FINANCIAL STATEMENTS.

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THE JENSEN PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	YEAR ENDED	YEAR ENDED
	MAY 31, ’04	MAY 31, ’03
OPERATIONS:
Net investment income	$ $ 13,219,295	$5,367,501
Net realized loss on investment transactions	(14,332,976)	(147,879)
Change in unrealized appreciation on investments	253,944,024	(7,873,445)
Net increase (decrease) in net assets resulting from operations	252,830,343	(2,653,823)
CAPITAL SHARE TRANSACTIONS:
Shares sold—Class J	1,052,489,921	1,437,110,788
Shares sold—Class R	820,616	—
Shares sold—Class I	220,916,375	—
Shares issued to holders in reinvestment of dividends—Class J	9,460,817	3,523,465
Shares issued to holders in reinvestment of dividends—Class R	101	—
Shares issued to holders in reinvestment of dividends—Class I	1,178,769	—
Shares redeemed—Class J	(696,368,981)	(454,201,152)
Shares redeemed—Class R	(34,763)	—
Shares redeemed—Class I	(7,315,906)	—
Net increase	581,146,949	986,433,101
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income—Class J	(11,163,757)	(4,123,525)
Net investment income—Class R	(101)	—
Net investment income—Class I	(1,234,204)	—
Total dividends and distributions	(12,398,062)	(4,123,525)
INCREASE IN NET ASSETS	821,579,230	979,655,753
NET ASSETS:
Beginning of year	1,453,069,287	473,413,534
End of year (including undistributed net investment income
of $2,097,831 and $1,276,614, respectively)	$2,274,648,517	$1,453,069,287

SEE NOTES TO FINANCIAL STATEMENTS.

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THE JENSEN PORTFOLIO

FINANCIAL HIGHLIGHTS Class J

	YEAR ENDED	YEAR ENDED	YEAR ENDED	YEAR ENDED	YEAR ENDED
	MAY 31, ’04	MAY 31, ’03	MAY 31, ’02	MAY 31, ’01	MAY 31, ’00

PER SHARE DATA:
Net asset value, beginning of year	$20.80	$22.51	$21.53	$22.25	$19.42

Income from investment operations:
Net investment income	0.16	0.11	0.05	0.09	0.06
Net realized and unrealized gains
(losses) on investments	3.01	(1.73)	1.00	(0.14)	5.30
Total from investment operations ...	3.17	(1.62)	1.05	(0.05)	5.36
Less distributions:
Dividends from net investment
income	(0.15)	(0.09)	(0.07)	(0.10)	(0.03)
From net realized gains	—	—	—	(0.57)	(2.50)
Total distributions	(0.15)	(0.09)	(0.07)	(0.67)	(2.53)
Net asset value, end of year	$23.82	$20.80	$22.51	$21.53	$22.25

Total return	15.28%	-7.17%	4.88%	-0.18%	27.65%
Supplemental data and ratios:
Net assets, end of year (000’s)	$2,046,288	$1,453,069	$473,414	$46,119	$30,525

Ratio of expenses to average
net assets	0.88%	0.90%	1.00%	0.95%	0.94%

Ratio of net investment income to
average net assets	0.71%	0.62%	0.23%	0.45%	0.31%

Portfolio turnover rate	5.32%	7.22%	0.78%	6.53%	32.35%

SEE NOTES TO FINANCIAL STATEMENTS.

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THE JENSEN PORTFOLIO

FINANCIAL HIGHLIGHTS
Class R

PERIOD FROM
JUL. 30, ’03(1)
TO MAY 31, ’04
PER SHARE DATA:
Net asset value, beginning of period	$20.93

Income from investment operations:
Net investment income	0.13
Net realized and unrealized gains
on investments	2.83
Total from investment operations ...	2.96
Less distributions:
Dividends from net investment
income	(0.13)
Total distributions	(0.13)
Net asset value, end of period	$23.76
Total return(2)	14.13%

Supplemental data and ratios:
Net assets, end of period (000’s)	$799

Ratio of expenses to average
net assets(3)	1.12%

Ratio of net investment income to
average net assets(3)	0.45%

Portfolio turnover rate	5.32%
(1) Commencement of operations.
(2) Not annualized for the period ended May 31, 2004.
(3) Annualized for the period ended May 31, 2004.

Class I

PERIOD FROM
JUL. 30, ’03(1)
TO MAY 31, ’04
PER SHARE DATA:
Net asset value, beginning of period	$20.93

Income from investment operations:
Net investment income	0.12
Net realized and unrealized gains
(losses) on investments	2.92
Total from investment operations ...	3.04
Less distributions:
Dividends from net investment
income	(0.15)
Total distributions	(0.15)
Net asset value, end of period	$23.82
Total return(2)	14.54%

Supplemental data and ratios:
Net assets, end of period (000’s)	$227,561

Ratio of expenses to average
net assets(3)	0.70%

Ratio of net investment income to
average net assets(3)	0.87%

Portfolio turnover rate	5.32%

(1) Commencement of operations.
(2) Not annualized for the period ended May 31, 2004.
(3) Annualized for the period ended May 31, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

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THE JENSEN PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2004

1. ORGANIZATION AND SIGNIfiCANT
ACCOUNTING POLICIES

The Jensen Portfolio, Inc. (the "Fund") was organized as an Oregon Corporation on April 17, 1992, and is registered as an open-end, nondiversified management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Fund commenced operations on August 3, 1992. Effective July 30, 2003, the Fund issued two new classes of shares, Class R and Class I and renamed the existing class as Class J. Class J shares are subject to a 0.25% 12b-1 fee; Class R shares are subject to a 0.50% 12b-1 fee and Class I shares are subject to a 0.10% shareholder servicing fee, as described in each Class’ prospectus. Each class of shares has identical rights and privileges except with respect to the 12b-1 fees and shareholder servicing fee, and voting rights on matters affecting a single class of shares. The principal investment objective of the Fund is long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation - Securities that are listed on United States stock exchanges or the Nasdaq Stock Market are valued at the last sale price on the day the securities are valued or, if there has been no sale on that day, at their current bid price. Quotations are taken from the market in which the security is primarily traded. Over-the-counter securities are valued at their current bid price. Securities for which market quotations are not readily available are valued at fair value as determined by the Investment Adviser at or under the direction of the Fund’s Board of Directors. There were no securities valued by the Board of Directors as of May 31, 2004. Variable rate demand notes are valued at cost which approximates fair value. Notwithstanding the above, fixed-income securities may be valued on the basis of prices provided by an established pricing service when the Board believes that such prices better reflect market values.

b) Federal Income Taxes - No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve the Fund from all federal income taxes.

c) Distributions to Shareholders - Dividends to shareholders are recorded on ex-dividend date. Dividends from net investment income are declared and paid quarterly by the Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent differences between financial reporting and tax are reclassified to capital stock.

d) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Guarantees and Indemnifications - In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

f) Other - Investment and shareholder transactions are recorded on trade date. Gains or losses from the investment transactions are determined on the basis of identified carrying value. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. The Fund has investments in short-term variable rate demand notes, which are unsecured instruments. These notes may present credit risk to the extent the issuer defaults on its payment obligation. The credit-worthiness of the issuer is monitored, and these notes are considered to present minimal credit risk in the opinion of the Investment Adviser.

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THE JENSEN PORTFOLIO

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a specific class of shares are charged against the operations of such class.

2. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	YEAR ENDED	YEAR ENDED
	MAY 31, ’04	MAY 31, ’03
Class J
Shares sold	46,904,454	71,897,475
Shares issued to holders
in reinvestment of
dividends	426,590	181,436
Shares redeemed	(31,268,846)	(23,254,446)
Net increase	16,062,198	48,824,465
Shares outstanding:
Beginning of year	69,854,139	21,029,674
End of year	85,916,337	69,854,139
Class R
Shares sold	35,075	—
Shares issued to holders
in reinvestment of
dividends	5	—
Shares redeemed	(1,446)	—
Net increase	33,634	—
Shares outstanding:
Beginning of year	—	—
End of year	33,634	—

	YEAR ENDED	YEAR ENDED
	MAY 31, ’04	MAY 31, ’03
Class I
Shares sold	9,817,146	—
Shares issued to holders
in reinvestment of
dividends	51,203	—
Shares redeemed	(314,724)	—
Net increase	9,553,625	—
Shares outstanding:
Beginning of year	—	—
End of year	9,553,625	—
3. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, by the Fund for the year ended May 31, 2004, were $667,389,540 and $96,042,238, respectively.

4. INCOME TAXES

At May 31, 2004, the Fund had accumulated net realized capital loss carryovers of $767,052 and $14,029,552 which will expire on May 31, 2010 and May 31, 2012, respectively. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

At May 31, 2004, the Fund deferred on a tax basis to the first day of the next taxable year, a post-October loss of $303,424.

The cost of investments differ for financial statement and tax purposes primarily due to differing treatments of wash sales.

The distributions of $4,123,525 and $12,398,062 paid during the years ended May 31, 2003 and May 31, 2004, respectively were classified as ordinary for income tax purposes.

13

THE JENSEN PORTFOLIO

At May 31, 2004, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments	$2,022,672,161
Gross unrealized appreciation	$292,555,744
Gross unrealized depreciation	(37,854,248)
Net unrealized appreciation	$254,701,496
Undistributed ordinary income	$2,097,831
Undistributed long-term capital gains	—
Total distributable earnings	$2,097,831
Other accumulated losses	$(15,100,028)
Total accumulated earnings	$241,699,299

5. LINE OF CREDIT

The Fund has a $250 million revolving credit facility for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The interest rate on the outstanding principal amount is equal to the prime rate less 1/2%. The Fund did not borrow on the line of credit during the year ended May 31, 2004.

6. INVESTMENT ADVISORY AND OTHER
AGREEMENTS

The Fund has entered into an Investment Advisory and Service Contract with Jensen Investment Management, Inc. Pursuant to its advisory agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.50% as applied to the Fund’s daily net assets.

Certain officers and directors of the Fund are also officers and directors of the Investment Adviser.

7. DISTRIBUTION AND SHAREHOLDER
SERVICING

The Fund has adopted a distribution and shareholder servicing plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which provides that the Fund may reimburse the Fund’s distributor or others at an annual rate of up to 0.25% of the average daily net assets attributable to Class J shares and up to 0.50% of the average daily net assets attributable to Class R shares. Payments under the 12b-1 Plan shall be used to compensate or reimburse the Fund’s distributor or others for services provided and expenses incurred in connection with the sale of shares.

In addition, the Fund has adopted a Shareholder Servicing Plan (the "Servicing Plan") under which the Fund can pay for shareholder support services from the Fund’s assets pursuant to a Shareholder Servicing Agreement in an amount not to exceed 0.10% of the Fund’s average daily net assets attributable to Class I shares.

8. RESULTS OF SPECIAL MEETING OF
SHAREHOLDERS

July 14, 2003
On July 14, 2003, a Special Meeting of Shareholders of The Jensen Portfolio, Inc. (the "Fund"), was held (1) to approve the Amended and Restated Articles of Incorporation for the Fund to allow the Fund to issue multiple classes of shares and (2) to approve the Amended and Restated Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The results of the voting for the approval of the Amended and Restated Articles of Incorporation for the Fund to allow the Fund to issue multiple classes of shares are as follows:

	NUMBER OF SHARES
	FOR	AGAINST	ABSTAIN
The Jensen Portfolio, Inc.	35,830,909	1,514,991	623,769

The results of the voting for the approval of the Amended and Restated Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 are as follows:

	NUMBER OF SHARES
	FOR	AGAINST	ABSTAIN
The Jensen Portfolio, Inc.	35,455,808	1,833,872	679,989

March 24, 2004
On March 24, 2004, a Special Meeting of Shareholders of The Jensen Portfolio, Inc. (the "Fund"), was held (1) to approve the election of a new Director, Thomas L. Thomsen, Jr., as an independent director, and (2) to approve the Proposed Investment Advisory Agreement.

14

THE JENSEN PORTFOLIO

The results of the voting for the election of Thomas L. Thomsen, Jr., as an independent director are as follows:

	NUMBER OF SHARES
	FOR	AGAINST	ABSTAIN
The Jensen Portfolio, Inc.	66,440,057	433,584	1,105,923

The results of the voting for the approval of the Proposed Investment Advisory Agreement are as follows:

	NUMBER OF SHARES
	FOR	AGAINST	ABSTAIN
The Jensen Portfolio, Inc.	66,037,430	599,089	1,343,045

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of The Jensen Portfolio, Inc

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Jensen Portfolio, Inc (the "Fund") at May 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
July 14, 2004

15

THE JENSEN PORTFOLIO

ADDITIONAL INFORMATION

1. SHAREHOLDER NOTIFICATION OF FEDERAL TAX STATUS (UNAUDITED)
The Fund designates 100% of dividends declared during the fiscal year ended May 31, 2004 as dividends qualifying for the dividends received deduction available to corporate shareholders.
The Fund designates 100% of dividends declared from net investment income during the fiscal year ended May 31, 2004 as qualified income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

2. AVAILABILITY OF PROXY VOTING INFORMATION
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge, upon request by calling toll-free, 1-800-221-4384, or by accessing the SEC’s website at www.sec.gov.

3. ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS (UNAUDITED)

INDEPENDENT DIRECTORS

				# OF
				PORTFOLIOS
		TERM OF	PRINCIPAL	IN FUND	OTHER
	POSITION(S)	OFFICE AND	OCCUPATION	COMPLEX	DIRECTORSHIPS
	HELD WITH	LENGTH OF	DURING PAST	OVERSEEN	HELD BY
NAME, AGE AND ADDRESS	THE COMPANY	TIME SERVED**	FIVE YEARS	BY DIRECTOR	DIRECTOR

Norman W. Achen J.D., 82 2842 Luciernaga St. Carlsbad, CA 92009	Independent Director	Indefinite Term; Served since inception.	President of N.W. Achen Professional Corporation (1980 - present).	1	Director of Brentwood Biomedical Research Institute (1998 - present); Director of Clinical Research Administration at V.A. Hospital in Los Angeles, CA (2002 - present).

Roger A. Cooke J.D., 55 The Jensen Portfolio, Inc. 2130 Pacwest Center 1211 SW Fifth Avenue Portland, OR 97204	Independent Director	Indefinite Term; 4 years served.	Vice President - Regulatory and Legal Affairs of Precision Castparts Corp., an investment casting and forging company, (2000 - present); Executive Vice President - Regulatory and Legal Affairs of Fred Meyer, Inc., a grocery and general merchandise company, (1992 - 2000).	1	None

16

THE JENSEN PORTFOLIO

				# OF
				PORTFOLIOS
		TERM OF	PRINCIPAL	IN FUND	OTHER
	POSITION(S)	OFFICE AND	OCCUPATION	COMPLEX	DIRECTORSHIPS
	HELD WITH	LENGTH OF	DURING PAST	OVERSEEN	HELD BY
NAME, AGE AND ADDRESS	THE COMPANY	TIME SERVED**	FIVE YEARS	BY DIRECTOR	DIRECTOR

Robert E. Harold C.P.A. (Retired), 56 The Jensen Portfolio, Inc. 2130 Pacwest Center 1211 SW Fifth Avenue Portland, OR 97204	Independent Director	Indefinite Term; 3 years served.	Senior Director of Financial Planning of Nike, Inc. (2001 -2002); Global Brand Controller for Nike, Inc. (1996, 1997, 2000 -2001); CFO (Interim) for Nike, Inc. (1998 - 1999).	1
Director of StoriedLearning, Inc. (2000 - 2003); Director of St. Mary’s Academy, a non- profit high school (2000 - present); Director of Will Vinton Studios, an animation studio (2002 - present); Director of The Sisters of the Holy Names Foundation (2004 - present).

Thomas L. Thomsen, Jr., 59 The Jensen Portfolio, Inc. 2130 Pacwest Center 1211 SW Fifth Avenue Portland, OR 97204	Independent Director	Indefinite Term; since December 2003	Private rancher and real estate investor (2002 - Present); Chief Executive Officer (2000 - 2002) and President (1998 -2000) of Columbia Management Company, investment adviser to the Columbia Funds family of mutual funds and to institutional and individual investors.	1	None

Director Emeritus

Louis B. Perry, Ph.D, 85 1585 Gray Lynn Drive Walla Walla, WA 99362	Director Emeritus	Indefinite Term; Served since inception (at times as Director Emeritus).	Retired	1	None

17

THE JENSEN PORTFOLIO

INTERESTED DIRECTORS AND OFFICERS

# OF
PORTFOLIOS
		TERM OF	PRINCIPAL	IN FUND	OTHER
	POSITION(S)	OFFICE AND	OCCUPATION	COMPLEX	DIRECTORSHIPS
	HELD WITH	LENGTH OF	DURING PAST	OVERSEEN	HELD BY
NAME, AGE AND ADDRESS	THE COMPANY	TIME SERVED**	FIVE YEARS	BY DIRECTOR	DIRECTOR

Val E. Jensen,* 74 Jensen Investment Management, Inc. 2130 Pacwest Center 1211 SW Fifth Avenue Portland, OR 97204	Director and Chairman	Indefinite Term; Served as Director since inception; Served as President from inception to March 2002; Served as Chairman since March 2002.	Chairman and Director of Jensen Investment Management, Inc. (1988 - 2004).	1	None

Gary W. Hibler,* Ph.D., 60 Jensen Investment Management, Inc. 2130 Pacwest Center 1211 SW Fifth Avenue Portland, OR 97204	Director and President	Indefinite Term; Served as Director since inception; Served as Secretary from inception to March 2002; Served as Treasurer from December 2002 to March 2004; Served as President since March 2002.	President of Jensen Investment Management (1994 - present).	1	None

Robert F. Zagunis,* 50 Jensen Investment Management, Inc. 2130 Pacwest Center 1211 SW Fifth Avenue Portland, OR 97204	Vice President	1 Year Term; Served since inception.	Vice President and Director of Jensen Investment Management, Inc. (1993 - present).	N/A	N/A

Robert G. Millen,* 57 Jensen Investment Management, Inc. 2130 Pacwest Center 1211 SW Fifth Avenue Portland, OR 97204	Secretary	1 Year Term; Served as Vice President from July 2001 to March 2002; Served as Secretary since March 2002.	Vice President and Director of Jensen Investment Management, Inc. (2000 - present); Vice President of Principal Financial Group, an insurance company (1997 - 2000).	N/A	N/A

18

THE JENSEN PORTFOLIO

# OF
PORTFOLIOS
		TERM OF	PRINCIPAL	IN FUND	OTHER
	POSITION(S)	OFFICE AND	OCCUPATION	COMPLEX	DIRECTORSHIPS
	HELD WITH	LENGTH OF	DURING PAST	OVERSEEN	HELD BY
NAME, AGE AND ADDRESS	THE COMPANY	TIME SERVED**	FIVE YEARS	BY DIRECTOR	DIRECTOR

Brian S. Ferrie,* 45 Jensen Investment Management, Inc. 2130 Pacwest Center 1211 SW Fifth Avenue Portland, OR 97204	Treasurer and Chief Compliance Officer	1 Year Term; Served since March 2004.
Director of Finance and Compliance for Jensen Investment Management, Inc. (2003 - present); Vice President and CFO of Berger Financial Group LLC (2001 - 2003); Vice President and Chief Compliance Officer of Berger Financial Group LLC (1994 - 2001).
				N/A	N/A

*	This individual is an "interested person" of the Fund within the meaning of the 1940 Act.
**	Each Director serves for an indefinite term in accordance with the Bylaws of the Fund until the date a Director resigns, retires or is removed in accordance with the Bylaws of the Fund.

19

THE JENSEN PORTFOLIO

INVESTMENT ADVISER

Jensen Investment Management, Inc.
2130 Pacwest Center
1211 SW Fifth Avenue
Portland, OR 97204-3721
(800) 992-4144
www.jenseninvestment.com

FUND ADMINISTRATIOR,
TRANSFER AGENT, AND
FUND ACCOUNTANT

U.S. Bancorp Fund Services, LLC.
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN

US Bank, NA
425 Walnut Street
Cincinnati, OH 45202

LEGAL COUNSEL

Stoel Rives LLP
Standard Insurance Center
900 SW Fifth Avenue
Suite 2300
Portland, OR 97204-1268

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP
100 East Wisconsin Avenue
Suite 1500
Milwaukee, WI 53202

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that it has one audit committee financial expert serving on its audit committee, Robert E. Harold, CPA (Retired), an independent director of the registrant.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/2004	FYE 5/31/2003
Audit Fees	$21,500	$16,100
Audit-Related Fees	0	0
Tax Fees	0	0
All Other Fees	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 5/31/2004	FYE 5/31/2003
Registrant	$0	$0
Registrant’s Investment Adviser	$34,580	$7,292

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Not applicable for periods ending before July 9, 2004.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

EX.99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Jensen Portfolio, Inc.

By (Signature and Title) /s/ Gary Hibler
             Gary Hibler, President

Date     August 6, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gary Hibler
                  Gary Hibler, President

Date -August 6, 2004

By (Signature and Title)* /s/ Brian Ferrie
                  Brian Ferrie, Treasurer

Date August 6, 2004